Segment Information (Tables)	12 Months Ended
Dec. 31, 2018
Segment Reporting [Abstract]
Information about Operating Results and Assets for Each Segment

Information about operating results and assets for each segment as of and for the years ended December 31, 2018, 2017 and 2016 is as follows:

	Office	Imaging System	Medical System	Industry and Others	Corporate and eliminations	Consolidated
	(Millions of yen)
2018:
Net sales:
External customers	1,804,002	1,007,365	437,305	703,265	—	3,951,937
Intersegment	3,299	800	273	101,946	(106,318)	—

Total	1,807,301	1,008,165	437,578	805,211	(106,318)	3,951,937
Operating cost and expenses	1,586,497	891,210	408,739	739,665	(17,126)	3,608,985

Operating profit	220,804	116,955	28,839	65,546	(89,192)	342,952
Other income (deductions)	8,383	4,299	640	2,061	4,557	19,940

Income before income taxes	229,187	121,254	29,479	67,607	(84,635)	362,892

Total assets	923,261	393,004	247,282	383,568	2,952,350	4,899,465
Depreciation and amortization	64,964	40,541	9,365	38,582	98,102	251,554
Capital expenditures	48,127	25,796	7,454	24,091	95,036	200,504

2017:
Net sales:
External customers	1,802,542	1,135,584	434,985	706,904	—	4,080,015
Intersegment	2,240	604	1,202	85,946	(89,992)	—

Total	1,804,782	1,136,188	436,187	792,850	(89,992)	4,080,015
Operating cost and expenses	1,615,521	962,663	414,246	752,122	13,858	3,758,410

Operating profit	189,261	173,525	21,941	40,728	(103,850)	321,605
Other income (deductions)	6,108	2,388	564	1,339	21,880	32,279

Income before income taxes	195,369	175,913	22,505	42,067	(81,970)	353,884

Total assets	946,213	387,088	238,824	376,064	3,250,102	5,198,291
Depreciation and amortization	72,346	41,695	5,212	39,736	102,892	261,881
Impairment losses on goodwill	21,721	—	—	12,191	—	33,912
Capital expenditures	46,769	28,508	8,963	16,620	80,529	181,389

2016:
Net sales:
External customers	1,743,039	1,094,291	—	564,157	—	3,401,487
Intersegment	2,957	998	—	82,326	(86,281)	—

Total	1,745,996	1,095,289	—	646,483	(86,281)	3,401,487
Operating cost and expenses	1,583,588	953,567	—	641,082	6,825	3,185,062

Operating profit	162,408	141,722	—	5,401	(93,106)	216,425
Other income (deductions)	7,467	2,691	—	1,658	16,410	28,226

Income before income taxes	169,875	144,413	—	7,059	(76,696)	244,651

Total assets	947,602	391,661	204,755	354,602	3,239,909	5,138,529
Depreciation and amortization	76,500	47,386	—	42,872	83,338	250,096
Capital expenditures	71,841	25,564	—	29,694	81,280	208,379

Product Sales to External Customers for Each Segment

Information about sales by product to external customers for each segment for the years ended December 31, 2018, 2017 and 2016 is as follows:

	Years ended December 31
	2018	2017	2016
	(Millions of yen)
Office
Monochrome copiers	280,035	287,823	289,532
Color copiers	403,522	405,576	386,193
Printers	702,378	702,491	664,846
Others	418,067	406,652	402,468

Total	1,804,002	1,802,542	1,743,039
Imaging System
Cameras	599,578	702,598	666,868
Inkjet printers	318,382	333,721	329,066
Others	89,405	99,265	98,357

Total	1,007,365	1,135,584	1,094,291
Medical System
Diagnostic equipment	437,305	434,985	—

Industry and Others
Lithography equipment	199,722	193,113	121,090
Others	503,543	513,791	443,067

Total	703,265	706,904	564,157

Consolidated	3,951,937	4,080,015	3,401,487

Information by Major Geographic Area

Information by major geographic area as of and for the years ended December 31, 2018, 2017 and 2016 is as follows:

	2018	2017	2016
	(Millions of yen)
Net sales:
Japan	869,577	884,828	706,979
Americas	1,076,402	1,107,515	963,544
Europe	1,015,428	1,028,415	913,523
Asia and Oceania	990,530	1,059,257	817,441

Total	3,951,937	4,080,015	3,401,487

Long-lived assets:
Japan	1,046,065	1,081,522	1,163,374
Americas	129,989	141,937	147,129
Europe	169,357	174,889	166,734
Asia and Oceania	136,602	149,244	164,007

Total	1,482,013	1,547,592	1,641,244